UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JULY 17, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR CONFIDENTIAL TREATMENT EXPIRING ON AUGUST 14, 2009.

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Eagle Asset Management, Inc.
Address: 880 Carillon Parkway
         P. O. Box 10520

13F File Number: 28-1666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.




Person Signing this Report on Behalf of Reporting Manager:

Name: Damian Sousa
Title: Chief Compliance Officer
Phone: 727-573-2453
Signature, Place, and Date of Signing:

Damian Sousa    Saint Petersburg, FL   October 23, 2009


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:          1
Form 13F Information Table Value Total:  $8,136,000.00



List of Other Included Managers:

No.   13F File Number    Name

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-   SOLE   SHARED     NONE


Life Sciences Inc         COM              532169109        8136      288109 SH       SOLE             288109          0          0
